RELATED PARTY TRANSACTIONS	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

A.	Long-term debt consists of two note payables with a related party:

1)	On October 31, 2018, Kona issued a Standard Promissory Note in favor of Robert Clark, as lender, in the original principal amount of $20,000. Mr. Clark is the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The note bears no interest. Principal payments of $500 per month commenced in February 2019, with the final payment due in March 2022. The outstanding principal balance of this note at June 30, 2021 and December 31, 2020 was $5,500 and $8,500, respectively.

2)	On February 19, 2019, Gold Leaf issued a Standard Promissory Note in Favor of Robert Clark, as lender, in the original principal amount of $70,000. The note bears no interest. Principal payments of $500 per month commenced in March 2019, with final payment due in March 2021. On March 15, 2021, Gold Leaf issued an Amendment to the original issued Standard Promissory Note in Favor of Robert Clark for the remaining outstanding principle of $58,000. Principal payment of $500 per month, with final payment due in March 2022. The outstanding principal balance of this note at June 30, 2021 and December 31, 2020 was $56,500 and $59,500, respectively.

The future maturities are as follows:

December 31, 2021(remaining 6 months)	$62,000
$62,000

B.	Lines of credit consists of two agreements with a related party:

1)	On April 4, 2019, Kona entered into a Line of Credit Agreement with Robert Clark. The agreement established a revolving line of credit in the amount of up to $1,500,000. Advances under this line of credit bear interest at the rate of 3.75 percent per annum. The line of credit matures on April 4, 2022, at which time all outstanding principal amounts and accrued interest are due and payable. At June 30, 2021 and December 31, 2020, outstanding principal was $1,372,651 and $1,369,651, respectively, and accrued interest was $61,263 and $36,397, respectively.

2)	On August 29, 2019, Gold Leaf entered into a Line of Credit Agreement with Robert Clark. The agreement established a revolving line of credit in the amount of up to $200,000. Advances under this line of credit bear interest at the rate of 3.75 percent per annum. The line of credit matures on August 29, 2022, at which time all outstanding principal amounts and accrued interest are due and payable. At June 30, 2021 and December 31, 2020, outstanding principal was $125,500 and $100,000, respectively, and accrued interest was $5,879 and $3,545, respectively.

NOTE 8 – RELATED PARTY TRANSACTIONS

A.	Long-term debt consists of two note payable with a related party:

1)	On October 31, 2018, Kona issued a Standard Promissory Note in favor of Robert Clark, as lender, in the original principal amount of $20,000. Mr. Clark is the Company’s President, Chief Executive Officer, Secretary, and Chairman of the Board. The note bears no interest. Principal payments of $500 per month commenced in February 2019, with the final payment due in April 2021. The outstanding principal balance of this note at December 31, 2020 and 2019 was $8,500 and $14,500, respectively.

2)	On February 19, 2019, Gold Leaf issued a Standard Promissory Note in Favor of Robert Clark, as lender, in the original principal amount of $70,000. The note bears no interest. Principal payments of $500 per month commenced in March 2019, with final payment due in March 2021. The outstanding principal balance of this note at December 31, 2020 and 2019 was $59,500 and $65,500, respectively.

The future maturities are as follows:

December 31, 2021	$68,000
$68,000

B.	Lines of credit consists of two agreements with a related party:

1)	On April 4, 2019, Kona entered into a Line of Credit Agreement with Robert. The agreement established a revolving line of credit in the amount of up to $1,500,000. Advances under this line of credit bear interest at the rate of 3.75 percent per annum. The line of credit matures on April 4, 2021, at which time all outstanding principal amounts and accrued interest are due and payable. At December 31, 2020 and 2019, outstanding principal was $1,369,651 and $922,151, respectively, and accrued interest was $36,397 and $0, respectively.

2)	On August 29, 2019, Gold Leaf entered into a Line of Credit Agreement with Robert Clark. The agreement established a revolving line of credit in the amount of up to $200,000. Advances under this line of credit bear interest at the rate of 3.75 percent per annum. The line of credit matures on August 29, 2021, at which time all outstanding principal amounts and accrued interest are due and payable. At December 31, 2020 and 2019, outstanding principal was $125,500 and $100,000, respectively, and accrued interest was $3,545 and $0, respectively.

S And S Beverage [Member]
RELATED PARTY TRANSACTIONS

NOTE 4– RELATED PARTY TRANSACTIONS

A.	Long-term debt consists of two note payables with a related party:

1)	Long-term debt consists of one 8% interest per annum note payable for $200,000 from a related party. Payments of $9,045 per month is due beginning October 17, 2018. On June 1, 2020, an additional $35,000 was received, and on January 14, 2021, an additional $10,000 was received on the same note, under new terms that the Note shall be payable in one (1) payment of principle plus interest at or before the maturity date of November 1, 2023. In the accompanying balance sheets dated January 31, 2021 and December 31, 2020, the balance of the note payable is $123,761, and $113,761, respectively, and accrued interest was $11,776, respectively.

2)	Long-term debt consists of one 8% interest per annum note payable for $612,700 from a related party on November 1, 2019. Note shall be payable in one (1) payment of principle plus interest at or before the maturity date of November 1, 2023. On December 31, 2019, $412,700 has been forgiven in full by the related party. In the accompanying balance sheets dated January 31, 2021, and December 31, 2020, the balance of the note payable is $200,000, respectively.

3)	Long-term debt consists of one 2% interest per annum note payable for $300,000 from a related party on February 1, 2020. Note shall be payable in one (1) payment of principle plus interest at or before the maturity date three (3) days after the sale of substantially all of the assets or equity. In the accompanying balance sheets dated January 31, 2021, and December 31, 2020, the balance of the note payable is $300,000, respectively, and accrued interest was $9,953, respectively.

4)	Long-term debt consists of one 0% interest per annum note payable for $200,000 from a related party on July 31, 2020. Note shall be payable in one (1) payment of principle plus interest at or before the maturity date three (3) days after the sale of substantially all of the assets or equity. In the accompanying balance sheets dated January 31, 2021, and December 31, 2020, the balance of the note payable is $198,000, respectively, and accrued interest was $0, respectively.

5)	Long-term debt consists of one 8% interest per annum note payable for $25,000 from a related party on April 30, 2020. Note shall be payable in one (1) payment of principle plus interest at or before the maturity date of November 1, 2023. On November 30, 2020, this debt was forgiven. In the accompanying balance sheet dated January 31, 2021, and December 31, 2020, there is no balance due, respectively.

The future maturities are as follows:

December 31, 2021 – December 31, 2022	$—
November 1, 2023	798,261
Long-term Debt	$798,261

NOTE 4 – RELATED PARTY TRANSACTIONS

A.	Long-term debt consists of four notes payable with a related party:

1)	Long-term debt consists of one 8% interest per annum note payable for $200,000 from a related party. Payments of $9,045 per month were due beginning October 17, 2018. On June 1, 2020, an additional $35,000 was received on the same note, under new terms that the Note shall be payable in one (1) payment of principle plus interest at or before the maturity date of November 1, 2023. In the accompanying balance sheets dated December 31, 2020, and December 31, 2019, the balance of the note payable is $113,761 and 78,760, respectively, and accrued interest was $11,776 and $0, respectively.

2)	Long-term debt consists of one 8% interest per annum note payable for $612,700 from a related party on November 1, 2019. Note shall be payable in one (1) payment of principle plus interest at or before the maturity date of November 1, 2023. On December 31, 2019, $412,700 has been forgiven in full by the related party. In the accompanying balance sheets dated December 31, 2020, and December 31, 2019, the balance of the note payable is $200,000, respectively.

3)	Long-term debt consists of one 2% interest per annum note payable for $300,000 from a related party on February 1, 2020. Note shall be payable in one (1) payment of principle plus interest at or before the maturity date three (3) days after the sale of substantially all of the assets or equity. In the accompanying balance sheet dated December 31, 2020, the balance of the note payable is $300,000, and accrued interest was $9,953.

4)	Long-term debt consists of one 0% interest per annum note payable for $200,000 from a related party on July 31, 2020. Note shall be payable in one (1) payment of principle plus interest at or before the maturity date three (3) days after the sale of substantially all of the assets or equity. In the accompanying balance sheet dated December 31, 2020, the balance of the note payable is $198,000 and accrued interest was $0.

5)	Long-term debt consists of one 8% interest per annum note payable for $25,000 from a related party on April 30, 2020. Note shall be payable in one (1) payment of principle plus interest at or before the maturity date of November 1, 2023. On November 30, 2020, this debt was forgiven. In the accompanying balance sheet dated December 31, 2020, there is no balance due.

The future maturities are as follows:

December 31, 2021 – December 31, 2022	$—
November 1, 2023	798,261
Long Term Debt	$798,261